UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21196
                                   811-21299

Name of Fund: WCMA Money Fund
              Master Money LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer
      (principal executive officer), WCMA Money Fund and Master Money LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2008

Date of reporting period: 04/01/2007 - 09/30/2007

Item 1 - Report to Stockholders

Semi-Annual Report (Unaudited)
September 30, 2007

WCMA Money Fund

WCMA Money Fund

================================================================================
Table of Contents                                                           Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Semi-Annual Report:
Disclosure of Expenses ...................................................     4
Fund Proxy Results .......................................................     4
Fund Financial Statements:
   Statement of Assets and Liabilities ...................................     5
   Statement of Operations ...............................................     6
   Statements of Changes in Net Assets ...................................     7
Fund Financial Highlights ................................................     8
Fund Notes to Financial Statements .......................................    12
Current Seven-Day Yields .................................................    14
Master Portfolio Summary .................................................    14
Master Financial Statements:
   Schedule of Investments ...............................................    15
   Statement of Assets and Liabilities ...................................    18
   Statement of Operations ...............................................    19
   Statements of Changes in Net Assets ...................................    20
Master Financial Highlights ..............................................    20
Master Notes to Financial Statements .....................................    21
Master Proxy Results .....................................................    22
Officers and Directors ...................................................    23
BlackRock Privacy Principles .............................................    23
Availability of Quarterly Schedule of Investments ........................    23
Electronic Delivery ......................................................    23


2               WCMA MONEY FUND               SEPTEMBER 30, 2007

A Letter to Shareholders

Dear Shareholder

The September reporting period took financial markets on a wild ride. While subprime mortgage woes dominated headlines for much of 2007, troubles intensified in the final months of the period, spawning a widespread "credit crunch" that crept into other areas of the market. The U.S. Federal Reserve Board (the "Fed") and other countries' central banks stepped in to inject liquidity into the markets and bolster investor confidence. The Fed cut the discount rate, the rate banks pay to borrow money directly from the Fed, from 6.25% to 5.25% in two moves in August and September. The central bankers also cut the more widely followed federal funds target rate, which had remained unchanged at 5.25% for over a year, to 4.75% in September. After a tumultuous summer, the dust began to settle toward period-end amid speculation that the worst of the credit crunch had passed.

Although heightened volatility and a weakening U.S. economy have been recurring themes throughout the past year, equity markets have displayed surprising resilience. Most recently, the credit turmoil dampened corporate merger-and-acquisition activity, a key source of strength for equity markets. However, market fundamentals have held firm, dividend payouts and share buybacks have continued to grow, and valuations remain attractive. These tailwinds generally have prevailed over the headwinds created by the slowing U.S. economy and troubled housing market.

In fixed income markets, mixed economic signals and the credit market debacle resulted in a flight to quality. At the height of the uncertainty, investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 4.59% by period-end, while prices correspondingly rose.

Against this backdrop, financial markets posted generally positive results for the six-month period, and relatively stronger returns for the full year ended September 30, 2007:

Total Returns as of September 30, 2007                                              6-month   12-month
======================================================================================================
U.S. equities (S&P 500 Index)                                                        +8.44%    +16.44%
------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                         +1.19     +12.34
------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                    +8.72     +24.86
------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                             +2.31     + 5.14
------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                       +1.15     + 3.10
------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)     +0.56     + 7.62
------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate market volatility, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more market insight, we invite you to view "What's Ahead in 2007: Third Quarter Update" and "Are You Prepared for Volatility?" at www.blackrock.com/funds. We thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

                                                  Sincerely,


                                                  /s/ Robert C. Doll, Jr.

                                                  Robert C. Doll, Jr.
                                                  Vice Chairman, BlackRock, Inc.

THIS PAGE NOT PART OF YOUR FUND REPORT

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on April 1, 2007 and held through September 30, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees, or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

                                     Actual                                                    Hypothetical**
           ----------------------------------------------------------    ----------------------------------------------------------
               Beginning            Ending             Beginning             Beginning            Ending             Beginning
             Account Value       Account Value       Expenses Paid         Account Value       Account Value       Expenses Paid
             April 1, 2007       Sept. 30, 2007    During the Period*      April 1, 2007       Sept. 30, 2007    During the Period*
-----------------------------------------------------------------------------------------------------------------------------------
Class 1 ...     $ 1,000            $ 1,019.40           $ 7.65                $ 1,000            $ 1,017.32           $ 7.64
Class 2 ...     $ 1,000            $ 1,022.60           $ 4.54                $ 1,000            $ 1,020.41           $ 4.53
Class 3 ...     $ 1,000            $ 1,024.20           $ 2.93                $ 1,000            $ 1,022.01           $ 2.92
Class 4 ...     $ 1,000            $ 1,024.20           $ 2.93                $ 1,000            $ 1,022.01           $ 2.92
-----------------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.52% for Class 1, .90% for Class 2, .58% for Class 3 and .58% for Class 4), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

Proxy Results

During the six-month period ended September 30, 2007, the shareholders of WCMA Money Fund voted on the following proposal, which was approved at a special shareholders' meeting on August 23, 2007. This proposal was part of the reorganization of the Fund's Board of Directors to take effect on or about November 1, 2007. A description of the proposal and number of shares voted are as follows:

--------------------------------------------------------------------------------------------------------------------
                                                                                Shares Voted         Shares Withheld
                                                                                    For                From Voting
--------------------------------------------------------------------------------------------------------------------
To elect the Fund's Board of Directors:         David O. Beim                   7,525,765,914           1,932,243
                                                Richard S. Davis                7,525,262,563           2,435,594
                                                Ronald W. Forbes                7,525,630,271           2,067,886
                                                Henry Gabbay                    7,525,769,046           1,929,111
                                                Dr. Matina Horner               7,525,648,145           2,050,012
                                                Rodney D. Johnson               7,525,619,613           2,078,544
                                                Herbert I. London               7,525,643,189           2,054,968
                                                Cynthia A. Montgomery           7,525,826,972           1,871,185
                                                Joseph P. Platt, Jr.            7,525,202,720           2,495,437
                                                Robert C. Robb, Jr.             7,525,599,119           2,099,038
                                                Toby Rosenblatt                 7,525,265,185           2,432,972
                                                Kenneth L. Urish                7,525,701,634           1,996,523
                                                Frederick W. Winter             7,525,808,577           1,889,580


4               WCMA MONEY FUND               SEPTEMBER 30, 2007

Statement of Assets and Liabilities                              WCMA Money Fund

As of September 30, 2007 (Unaudited)
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investment in Master Money LLC (the "Master LLC"), at value
  (identified cost -- $7,520,552,749) ..................................................                          $   7,520,552,749
Prepaid expenses and other assets ......................................................                                  1,073,310
                                                                                                                  -----------------
Total assets ...........................................................................                              7,521,626,059
                                                                                                                  -----------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Payables:
   Distributor .........................................................................    $       3,245,497
   Administrator .......................................................................            1,453,538
   Other affiliates ....................................................................              134,224
   Dividends to shareholders ...........................................................                  777
                                                                                            -----------------
Total liabilities ......................................................................                                  4,834,036
                                                                                                                  -----------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets .............................................................................                          $   7,516,792,023
                                                                                                                  =================
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Class 1 Shares of beneficial interest, $.10 par value, unlimited number of
  shares authorized ....................................................................                          $      61,982,658
Class 2 Shares of beneficial interest, $.10 par value, unlimited number of
  shares authorized ....................................................................                                234,301,244
Class 3 Shares of beneficial interest, $.10 par value, unlimited number of
  shares authorized ....................................................................                                299,228,856
Class 4 Shares of beneficial interest, $.10 par value, unlimited number of
  shares authorized ....................................................................                                156,162,063
Paid-in capital in excess of par .......................................................                              6,765,073,390
Undistributed investment income -- net .................................................    $         149,056
Accumulated realized capital losses allocated from the Master LLC -- net ...............             (105,244)
                                                                                            -----------------
Total accumulated earnings -- net ......................................................                                     43,812
                                                                                                                  -----------------
Net assets .............................................................................                          $   7,516,792,023
                                                                                                                  =================
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
Class 1 -- Based on net assets of $619,830,177 and 619,826,585 shares of beneficial
  interest outstanding .................................................................                          $            1.00
                                                                                                                  =================
Class 2 -- Based on net assets of $2,343,026,296 and 2,343,012,437 shares of beneficial
  interest outstanding .................................................................                          $            1.00
                                                                                                                  =================
Class 3 -- Based on net assets of $2,992,306,292 and 2,992,288,562 shares of beneficial
  interest outstanding .................................................................                          $            1.00
                                                                                                                  =================
Class 4 -- Based on net assets of $1,561,629,258 and 1,561,620,629 shares of beneficial
  interest outstanding .................................................................                          $            1.00
                                                                                                                  =================

See Notes to Financial Statements.


               WCMA MONEY FUND               SEPTEMBER 30, 2007               5

Statement of Operations                                          WCMA Money Fund

For the Six Months Ended September 30, 2007 (Unaudited)
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Interest from affiliates ...............................................................                          $         650,990
Net investment income allocated from the Master LLC:
   Interest ............................................................................                                204,060,737
   Securities lending -- net ...........................................................                                      7,710
   Expenses ............................................................................                                 (5,431,242)
                                                                                                                  -----------------
Total income ...........................................................................                                199,288,195
                                                                                                                  -----------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Administration fees ....................................................................    $       9,482,596
Service and distribution fees -- Class 2 ...............................................            8,006,862
Service and distribution fees -- Class 3 ...............................................            5,625,433
Registration fees ......................................................................            3,387,808
Service and distribution fees -- Class 1 ...............................................            2,992,795
Service and distribution fees -- Class 4 ...............................................            2,850,444
Transfer agent fees -- Class 1 .........................................................              164,632
Transfer agent fees -- Class 2 .........................................................              128,698
Printing and shareholder reports .......................................................               70,764
Transfer agent fees -- Class 3 .........................................................               67,694
Transfer agent fees -- Class 4 .........................................................               42,881
Professional fees ......................................................................               38,510
Other ..................................................................................               12,940
                                                                                            -----------------
Total expenses before waiver ...........................................................           32,872,057
Waiver of expenses .....................................................................           (9,452,757)
                                                                                            -----------------
Total expenses after waiver ............................................................                                 23,419,300
                                                                                                                  -----------------
Investment income -- net ...............................................................                                175,868,895
                                                                                                                  -----------------
===================================================================================================================================
Realized & Unrealized Gain Allocated from the Master LLC -- Net
-----------------------------------------------------------------------------------------------------------------------------------
Realized gain on investments -- net ....................................................                                     44,693
Change in unrealized depreciation on investments -- net ................................                                    707,578
                                                                                                                  -----------------
Total realized and unrealized gain -- net ..............................................                                    752,271
                                                                                                                  -----------------
Net Increase in Net Assets Resulting from Operations ...................................                          $     176,621,166
                                                                                                                  =================

See Notes to Financial Statements.


6               WCMA MONEY FUND               SEPTEMBER 30, 2007

Statements of Changes in Net Assets                              WCMA Money Fund

                                                                                               For the Six
                                                                                              Months Ended            For the
                                                                                              September 30,          Year Ended
                                                                                                  2007                March 31,
Increase (Decrease) in Net Assets:                                                             (Unaudited)              2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Investment income -- net ...............................................................    $     175,868,895     $     336,285,222
Realized gain -- net ...................................................................               44,693                 9,153
Change in unrealized appreciation -- net ...............................................              707,578             5,577,540
                                                                                            ---------------------------------------
Net increase in net assets resulting from operations ...................................          176,621,166           341,871,915
                                                                                            ---------------------------------------
===================================================================================================================================
Dividends & Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
Investment income -- net:
   Class 1 .............................................................................          (11,707,332)          (24,631,327)
   Class 2 .............................................................................          (53,496,397)         (108,007,887)
   Class 3 .............................................................................          (73,011,984)         (140,317,997)
   Class 4 .............................................................................          (37,653,182)          (63,283,053)
Realized gain -- net:
   Class 1 .............................................................................                   --                (4,807)
   Class 2 .............................................................................                   --               (19,352)
   Class 3 .............................................................................                   --               (22,492)
   Class 4 .............................................................................                   --                (8,341)
                                                                                            ---------------------------------------
Net decrease in net assets resulting from dividends and distributions to shareholders ..         (175,868,895)         (336,295,256)
                                                                                            ---------------------------------------
===================================================================================================================================
Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets derived from beneficial interest transactions ....          (69,376,857)          286,869,512
                                                                                            ---------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets ................................................          (68,624,586)          292,446,171
Beginning of period ....................................................................        7,585,416,609         7,292,970,438
                                                                                            ---------------------------------------
End of period* .........................................................................    $   7,516,792,023     $   7,585,416,609
                                                                                            =======================================
  *Undistributed investment income -- net ..............................................    $         149,056     $         149,056
                                                                                            =======================================

      See Notes to Financial Statements.


               WCMA MONEY FUND               SEPTEMBER 30, 2007               7

Financial Highlights                                             WCMA Money Fund

                                                                                           Class 1
                                                           ------------------------------------------------------------------------
                                                            For the Six                                              For the Period
                                                           Months Ended                For the Year Ended               March 20,
                                                           September 30,                   March 31,                    2003+ to
The following per share data and ratios have been derived      2007     ---------------------------------------------   March 31,
from information provided in the financial statements.      (Unaudited)    2007        2006        2005         2004      2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..................    $   1.00      $   1.00    $   1.00    $   1.00     $   1.00     $   1.00
                                                           ------------------------------------------------------------------------
Investment income -- net ..............................       .0192         .0371       .0224       .0043        .0003        .0003
Realized and unrealized gain (loss) -- net ............       .0002         .0007      (.0008)     (.0011)       .0005        .0001
                                                           ------------------------------------------------------------------------
Total from investment operations ......................       .0194         .0378       .0216       .0032        .0008        .0004
                                                           ------------------------------------------------------------------------
Less dividends and distributions:
   Investment income -- net ...........................      (.0192)       (.0371)     (.0224)     (.0043)      (.0003)      (.0003)
   Realized gain -- net ...............................          --            --*         --*         --*      (.0001)          --
                                                           ------------------------------------------------------------------------
Total dividends and distributions .....................      (.0192)       (.0371)     (.0224)     (.0043)      (.0004)      (.0003)
                                                           ------------------------------------------------------------------------
Net asset value, end of period ........................    $   1.00      $   1.00    $   1.00    $   1.00     $   1.00     $   1.00
                                                           ========================================================================
===================================================================================================================================
Total Investment Return
-----------------------------------------------------------------------------------------------------------------------------------
Total investment return ...............................        1.95%+++      3.76%       2.26%        .44%         .04%         .04%
                                                           ========================================================================
===================================================================================================================================
Ratios to Average Net Assets**
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses, net of waiver and reimbursement .......        1.52%++       1.48%       1.47%       1.35%        1.12%         .01%
                                                           ========================================================================
Total expenses ........................................        1.52%++       1.48%       1.47%       1.47%        1.49%         .01%
                                                           ========================================================================
Total investment income and realized gain (loss) -- net        3.86%++       3.71%       2.23%        .43%         .04%         .03%
                                                           ========================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) ..............    $619,830      $670,067    $861,336    $869,839     $927,790     $     25
                                                           ========================================================================

*     Amount is less than $(.0001) per share.
** Includes the Fund's share of the Master LLC's allocated expenses and/or investment income and realized gain (loss) -- net.
+     Effective date of the Fund's registration.
++    Annualized.
+++   Aggregate total investment return.

      See Notes to Financial Statements.


8               WCMA MONEY FUND               SEPTEMBER 30, 2007

Financial Highlights (continued)                                 WCMA Money Fund

                                                                                       Class 2
                                                  ---------------------------------------------------------------------------------
                                                   For the Six                                                       For the Period
                                                  Months Ended                    For the Year Ended                    March 20,
The following per share data and ratios           September 30,                       March 31,                         2003+ to
have been derived from information                   2007         ---------------------------------------------------   March 31,
provided in the financial statements.             (Unaudited)        2007           2006         2005         2004        2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........  $     1.00      $     1.00     $     1.00   $     1.00   $     1.00   $      1.00
                                                  ---------------------------------------------------------------------------------
Investment income -- net .......................       .0223           .0427          .0281        .0088        .0024         .0003
Realized and unrealized gain (loss) -- net .....       .0001              --***      (.0008)      (.0011)       .0006         .0001
                                                  ---------------------------------------------------------------------------------
Total from investment operations ...............       .0224           .0427          .0273        .0077        .0030         .0004
                                                  ---------------------------------------------------------------------------------
Less dividends and distributions:
   Investment income -- net ....................      (.0223)         (.0427)        (.0281)      (.0088)      (.0024)       (.0003)
   Realized gain -- net ........................          --              --*            --*          --*      (.0001)           --
                                                  ---------------------------------------------------------------------------------
Total dividends and distributions ..............      (.0223)         (.0427)        (.0281)      (.0088)      (.0025)       (.0003)
                                                  ---------------------------------------------------------------------------------
Net asset value, end of period .................  $     1.00      $     1.00     $     1.00   $     1.00   $     1.00   $      1.00
                                                  =================================================================================
===================================================================================================================================
Total Investment Return
-----------------------------------------------------------------------------------------------------------------------------------
Total investment return ........................        2.27%+++        4.34%          2.85%         .89%         .25%          .04%
                                                  =================================================================================
===================================================================================================================================
Ratios to Average Net Assets**
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses, net of waiver and reimbursement          .90%++          .91%           .89%         .91%         .91%          .01%
                                                  =================================================================================
Total expenses .................................        1.17%++         1.16%          1.15%        1.15%        1.17%          .01%
                                                  =================================================================================
Total investment income and realized gain
  (loss) -- net ................................        4.48%++         4.28%          2.80%         .87%         .24%          .03%
                                                  =================================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) .......  $2,343,026      $2,365,274     $2,538,640   $2,723,114   $3,041,555   $        25
                                                  =================================================================================

*     Amount is less than $(.0001) per share.
** Includes the Fund's share of the Master LLC's allocated expenses and/or investment income and realized gain (loss) -- net.
***   Amount is less than $.0001 per share.
+     Effective date of the Fund's registration.
++    Annualized.
+++   Aggregate total investment return.

      See Notes to Financial Statements.


                WCMA MONEY FUND               SEPTEMBER 30, 2007               9

Financial Highlights (continued)                                 WCMA Money Fund

                                                                                       Class 3
                                                  ---------------------------------------------------------------------------------
                                                   For the Six                                                       For the Period
                                                  Months Ended                    For the Year Ended                    March 20,
The following per share data and ratios           September 30,                       March 31,                         2003+ to
have been derived from information                   2007         ---------------------------------------------------   March 31,
provided in the financial statements.             (Unaudited)        2007           2006         2005         2004        2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........  $     1.00      $     1.00     $     1.00   $     1.00   $     1.00    $     1.00
                                                  ---------------------------------------------------------------------------------
Investment income -- net .......................       .0239           .0460          .0314        .0120        .0056         .0003
Realized and unrealized gain (loss) -- net .....       .0001              --***      (.0008)      (.0011)       .0006         .0001
                                                  ---------------------------------------------------------------------------------
Total from investment operations ...............       .0240           .0460          .0306        .0109        .0062         .0004
                                                  ---------------------------------------------------------------------------------
Less dividends and distributions:
   Investment income -- net ....................      (.0239)         (.0460)        (.0314)      (.0120)      (.0056)       (.0003)
   Realized gain -- net ........................          --              --*            --*          --*      (.0001)           --
                                                  ---------------------------------------------------------------------------------
Total dividends and distributions ..............      (.0239)         (.0460)        (.0314)      (.0120)      (.0057)       (.0003)
                                                  ---------------------------------------------------------------------------------
Net asset value, end of period .................  $     1.00      $     1.00     $     1.00   $     1.00   $     1.00    $     1.00
                                                  ---------------------------------------------------------------------------------
===================================================================================================================================
Total Investment Return
-----------------------------------------------------------------------------------------------------------------------------------
Total investment return ........................        2.44%+++        4.68%          3.18%        1.21%         .57%          .04%
                                                  =================================================================================
===================================================================================================================================
Ratios to Average Net Assets**
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses, net of waiver and reimbursement          .58%++          .59%           .57%         .58%         .59%          .01%
                                                  =================================================================================
Total expenses .................................         .86%++          .86%           .85%         .85%         .87%          .01%
                                                  =================================================================================
Total investment income and realized gain
  (loss) -- net ................................        4.80%++         4.61%          3.13%        1.20%         .57%          .03%
                                                  =================================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) .......  $2,992,306      $2,969,368     $2,921,499   $3,032,612   $3,337,395    $       25
                                                  =================================================================================

*     Amount is less than $(.0001) per share.
** Includes the Fund's share of the Master LLC's allocated expenses and/or investment income and realized gain (loss) -- net.
***   Amount is less than $.0001 per share.
+     Effective date of the Fund's registration.
++    Annualized.
+++   Aggregate total investment return.

      See Notes to Financial Statements.


10               WCMA MONEY FUND               SEPTEMBER 30, 2007

                                                                                       Class 4
                                                  ---------------------------------------------------------------------------------
                                                   For the Six                                                       For the Period
                                                  Months Ended                    For the Year Ended                    March 20,
The following per share data and ratios           September 30,                       March 31,                         2003+ to
have been derived from information                   2007         ---------------------------------------------------   March 31,
provided in the financial statements.             (Unaudited)        2007           2006         2005         2004        2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........  $     1.00      $     1.00     $     1.00   $     1.00   $     1.00    $     1.00
                                                  ---------------------------------------------------------------------------------
Investment income -- net .......................       .0239           .0460          .0314        .0120        .0056         .0003
Realized and unrealized gain (loss) -- net .....         --*              --***      (.0009)      (.0011)       .0005         .0001
                                                  ---------------------------------------------------------------------------------
Total from investment operations ...............       .0239           .0460          .0305        .0109        .0061         .0004
                                                  ---------------------------------------------------------------------------------
Less dividends and distributions:
   Investment income -- net ....................      (.0239)         (.0460)        (.0314)      (.0120)      (.0056)       (.0003)
   Realized gain -- net ........................          --              --*            --*          --*      (.0001)           --
                                                  ---------------------------------------------------------------------------------
Total dividends and distributions ..............      (.0239)         (.0460)        (.0314)      (.0120)      (.0057)       (.0003)
                                                  ---------------------------------------------------------------------------------
Net asset value, end of period .................  $     1.00      $     1.00     $     1.00   $     1.00   $     1.00    $     1.00
                                                  =================================================================================
===================================================================================================================================
Total Investment Return
-----------------------------------------------------------------------------------------------------------------------------------
Total investment return ........................        2.44%+++        4.68%          3.18%        1.21%         .57%          .04%
                                                  =================================================================================
===================================================================================================================================
Ratios to Average Net Assets**
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses, net of waiver and reimbursement          .58%++          .59%           .57%         .58%         .59%          .01%
                                                  =================================================================================
Total expenses .................................         .85%++          .85%           .84%         .84%         .87%          .01%
                                                  =================================================================================
Total investment income and realized gain
  (loss) -- net ................................        4.80%++         4.63%          3.15%        1.22%         .57%          .03%
                                                  =================================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) .......  $1,561,629      $1,580,707     $  971,495   $1,058,434   $1,115,330    $       25
                                                  =================================================================================

*     Amount is less than $(.0001) per share.
** Includes the Fund's share of the Master LLC's allocated expenses and/or investment income and realized gain (loss) -- net.
***   Amount is less than $.0001 per share.
+     Effective date of the Fund's registration.
++    Annualized.
+++   Aggregate total investment return.

      See Notes to Financial Statements.


               WCMA MONEY FUND               SEPTEMBER 30, 2007               11

Notes to Financial Statements (Unaudited)                        WCMA Money Fund

1. Significant Accounting Policies:

WCMA Money Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Money LLC (the "Master LLC"), which has the same investment objective and strategies as the Fund. Effective June 15, 2007, the Master LLC was converted from a Delaware statutory trust to a Delaware limited liability company. The value of the Fund's investment in the Master LLC reflects the Fund's proportionate interest in the net assets of the Master LLC. The performance of the Fund is directly affected by the performance of the Master LLC. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The percentage of the Master LLC owned by the Fund at September 30, 2007 was 40.4%. The Fund is divided into multiple classes, designated Class 1, Class 2, Class 3 and Class 4. Each Class 1, Class 2, Class 3 and Class 4 Share represents interests in the same assets of the Fund and has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears certain expenses related to the distribution of such shares and the incremental transfer agency costs resulting from the conversion of shares and has exclusive voting rights with respect to matters relating to such shareholder servicing and distribution expenditures. Income, expenses (other than expenses attributed to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investments in the Master LLC at fair value. Valuation of securities held by the Master LLC is discussed in Note 1(a) of the Master LLC's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Master LLC's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own income and expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional Fund shares at net asset value. Dividends are declared from the total of net investment income. Distributions of net realized gain, if any, on investments are paid at least annually.

(f) Investment transactions -- Investment transactions in the Master LLC are accounted for on a trade date basis.

(g) Recent accounting pronouncements -- Effective September 30, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's tax returns remains open for the years ended March 31, 2004 through March 31, 2007.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, FASB Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.


12               WCMA MONEY FUND               SEPTEMBER 30, 2007

Notes to Financial Statements (continued)                        WCMA Money Fund

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with BlackRock Advisors, LLC (the "Administrator"), an indirect, wholly owned subsidiary of BlackRock, Inc. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are principal owners of BlackRock, Inc.

Pursuant to the Distribution Plans in compliance with Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch and/or affiliates of PNC or Merrill Lynch (including BlackRock, Inc.), service fees and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

--------------------------------------------------------------------------------
                                                    Service         Distribution
                                                      Fee               Fee
--------------------------------------------------------------------------------
Class 1 .........................................     .25%              .75%
Class 2 .........................................     .25%             .425%
Class 3 .........................................     .25%             .125%
Class 4 .........................................     .25%             .125%
--------------------------------------------------------------------------------

The ongoing service fee compensates MLPF&S for providing shareholder services to respective shareholders. The ongoing distribution fee compensates MLPF&S for providing shareholder and distribution related services to respective shareholders. The Fund has entered into a contractual arrangement with the Administrator and MLPF&S to waive and/or reimburse a portion of the Fund's fees and expenses to ensure that the net expenses for the Fund's Class 2 Shares is ..32% higher than that of CMA Money Fund, and Class 3 and Class 4 Shares is equal to that of CMA Money Fund. The fee/expense waiver or reimbursement includes service and distribution fees. This arrangement has a one-year term and is renewable. For the six months ended September 30, 2007, MLPF&S earned fees of $19,475,534, of which $9,452,757 was waived.

Financial Data Services, Inc. ("FDS"), a wholly owned subsidiary of Merrill Lynch, is the Fund's transfer agent. Interest is earned by the Fund from FDS based on the difference, if any, between estimated and actual daily beneficial share activity, which results in uninvested net proceeds from sales of Fund shares.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Shares of Beneficial Interest:

Net increase (decrease) in net assets derived from beneficial interest transactions was $(69,376,857) and $286,869,512 for the six months ended September 30, 2007 and the year ended March 31, 2007, respectively.

Transactions in shares of beneficial interests for each class were as follows:

--------------------------------------------------------------------------------
Class 1 Shares for the Six Months                                    Dollar
Ended September 30, 2007                        Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................       4,325,285,541     $  4,325,285,541
Shares issued to shareholders in
  reinvestment of dividends ..........          11,706,874           11,707,332
                                          -------------------------------------
Total issued .........................       4,336,992,415        4,336,992,873
Shares redeemed ......................      (4,387,353,665)      (4,387,354,123)
                                          -------------------------------------
Net decrease .........................         (50,361,250)    $    (50,361,250)
                                          =====================================

--------------------------------------------------------------------------------
Class 1 Shares for the Year                                          Dollar
Ended March 31, 2007                            Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................       9,282,934,769     $  9,282,934,769
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ..................          24,635,648           24,635,648
                                          -------------------------------------
Total issued .........................       9,307,570,417        9,307,570,417
Shares redeemed ......................      (9,499,326,076)      (9,499,326,076)
                                          -------------------------------------
Net decrease .........................        (191,755,659)    $   (191,755,659)
                                          =====================================

--------------------------------------------------------------------------------
Class 2 Shares for the Six Months                                    Dollar
Ended September 30, 2007                        Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................       9,324,747,849     $  9,324,747,849
Shares issued to shareholders in
  reinvestment of dividends ..........          53,496,405           53,496,397
                                          -------------------------------------
Total issued .........................       9,378,244,254        9,378,244,246
Shares redeemed ......................      (9,400,858,707)      (9,400,858,699)
                                          -------------------------------------
Net decrease .........................         (22,614,453)    $    (22,614,453)
                                          =====================================

--------------------------------------------------------------------------------
Class 2 Shares for the Year                                          Dollar
Ended March 31, 2007                            Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................      19,521,021,237     $ 19,521,021,237
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ..................         108,025,892          108,025,892
                                          -------------------------------------
Total issued .........................      19,629,047,129       19,629,047,129
Shares redeemed ......................     (19,804,279,070)     (19,804,279,070)
                                          -------------------------------------
Net decrease .........................        (175,231,941)    $   (175,231,941)
                                          =====================================

--------------------------------------------------------------------------------
Class 3 Shares for the Six Months                                    Dollar
Ended September 30, 2007                        Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................      15,610,917,306     $ 15,610,917,306
Shares issued to shareholders in
  reinvestment of dividends ..........          73,011,983           73,011,984
                                          -------------------------------------
Total issued .........................      15,683,929,289       15,683,929,290
Shares redeemed ......................     (15,661,289,243)     (15,661,289,244)
                                          -------------------------------------
Net increase .........................          22,640,046     $     22,640,046
                                          =====================================


               WCMA MONEY FUND               SEPTEMBER 30, 2007               13

Notes to Financial Statements (concluded)                        WCMA Money Fund

--------------------------------------------------------------------------------
Class 3 Shares for the Year                                          Dollar
Ended March 31, 2007                            Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................      31,364,536,878     $ 31,364,536,878
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ..................         140,340,863          140,340,863
                                          -------------------------------------
Total issued .........................      31,504,877,741       31,504,877,741
Shares redeemed ......................     (31,459,242,326)     (31,459,242,326)
                                          -------------------------------------
Net increase .........................          45,635,415     $     45,635,415
                                          =====================================

--------------------------------------------------------------------------------
Class 4 Shares for the Six Months                                    Dollar
Ended September 30, 2007                        Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................      12,454,067,012     $ 12,454,067,012
Shares issued to shareholders in
  reinvestment of dividends ..........          37,653,181           37,653,182
                                          -------------------------------------
Total issued .........................      12,491,720,193       12,491,720,194
Shares redeemed ......................     (12,510,761,393)     (12,510,761,394)
                                          -------------------------------------
Net decrease .........................         (19,041,200)    $    (19,041,200)
                                          =====================================

--------------------------------------------------------------------------------
Class 4 Shares for the Year                                          Dollar
Ended March 31, 2007                            Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................      25,528,564,921     $ 25,528,564,921
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ..................          63,293,035           63,293,035
                                          -------------------------------------
Total issued .........................      25,591,857,956       25,591,857,956
Shares redeemed ......................     (24,983,636,259)     (24,983,636,259)
                                          -------------------------------------
Net increase .........................         608,221,697     $    608,221,697
                                          =====================================

4. Capital Loss Carryforward:

On March 31, 2007, the Fund had a net capital loss carryforward of $73,353, all of which expires in 2015. This amount will be available to offset like amounts of any future taxable gains.

Current Seven-Day Yields

As of September 30, 2007
================================================================================
Class 1 ............................................................       4.05%
Class 2 ............................................................       4.66
Class 3 ............................................................       4.98
Class 4 ............................................................       4.98
--------------------------------------------------------------------------------

Portfolio Summary                                               Master Money LLC

Portfolio Composition as a Percent of Net Assets

                                                                As of
                                                       ------------------------
                                                       9/30/2007      3/31/2007
-------------------------------------------------------------------------------
Certificates of Deposit ............................          --            6.0%
Certificates of Deposit -- Yankee* .................        26.9%          16.1
Commercial Paper ...................................        61.0           61.8
Corporate Notes ....................................         6.1            7.1
Funding Agreements .................................         4.8            4.9
Secured Liquidity Notes ............................         0.9             --
U.S. Government, Agency & Instrumentality
   Obligations -- Non-Discount Notes ...............         2.0            5.6
Repurchase Agreements ..............................         0.3            0.2
Liabilities in Excess of Other Assets ..............        (2.0)          (1.7)
                                                       ------------------------
Total ..............................................       100.0%         100.0%
                                                       ========================
*     U.S. branches of foreign banks.


14               WCMA MONEY FUND               SEPTEMBER 30, 2007

Schedule of Investments as of September 30, 2007 (Unaudited)
                                                 Master Money LLC (in Thousands)

                                Face          Interest          Maturity
Issue                          Amount          Rate*              Date          Value
=======================================================================================
Certificates of Deposit -- Yankee -- 26.9%
=======================================================================================
Banco Bilbao Vizcaya         $  262,000       5.60 %           12/04/2007    $  262,000
Argentaria SA, NY                68,830       5.065             4/02/2008        68,832
---------------------------------------------------------------------------------------
Bank of Montreal, Chicago        67,030       5.10              4/01/2008        67,030
---------------------------------------------------------------------------------------
Bank of Nova Scotia, NY         125,000       5.665(a)          7/03/2008       124,962
---------------------------------------------------------------------------------------
Bank of Scotland Plc, NY         88,450       5.331            10/27/2008        88,450
---------------------------------------------------------------------------------------
Banque Nationale                159,790       5.27             10/03/2007       159,790
de Paris, NY                    125,000       5.30(a)          10/03/2007       125,000
                                125,000       5.66(a)          10/03/2007       125,000
                                245,030       5.31             11/20/2007       245,030
---------------------------------------------------------------------------------------
Barclays Bank Plc, NY           219,000       5.305            10/11/2007       219,000
---------------------------------------------------------------------------------------
Canadian Imperial Bank          180,000       5.40(a)           3/17/2008       180,000
of Commerce, NY                 200,375       5.09              4/01/2008       200,375
---------------------------------------------------------------------------------------
Calyon, NY                      325,000       5.27(a)           4/02/2008       324,950
---------------------------------------------------------------------------------------
Deutsche Bank AG, NY            191,660       5.385             3/11/2008       191,660
---------------------------------------------------------------------------------------
Fortis Bank SA/NV, NY           219,055       5.30              2/11/2008       219,055
---------------------------------------------------------------------------------------
HBOS Treasury                   175,955       5.27             10/03/2007       175,955
Services Plc, NY                 69,660       5.28             10/05/2007        69,660
                                200,000       5.51             11/29/2007       200,000
                                100,000       5.70             12/04/2007       100,000
---------------------------------------------------------------------------------------
Mizuho Corporate                190,000       5.73             10/02/2007       190,000
Bank, NY                        100,000       5.45             10/18/2007       100,000
                                100,000       5.15             10/26/2007       100,000
---------------------------------------------------------------------------------------
Natixis, NY                      58,635       5.42              7/10/2008        58,808
---------------------------------------------------------------------------------------
Nordea Bank Inland               63,090       4.91              6/23/2008        63,095
Plc, NY
---------------------------------------------------------------------------------------
Royal Bank of                   150,000       5.45             11/16/2007       150,000
Scotland, NY                    100,000       5.70             12/07/2007       100,000
---------------------------------------------------------------------------------------
Skandinaviska Enskilda          160,000       5.47             11/26/2007       160,000
Banken AB, NY                   125,000       5.655            12/07/2007       125,000
---------------------------------------------------------------------------------------
Swedbank AB, NY                 304,000       5.15             12/21/2007       304,000
---------------------------------------------------------------------------------------
Toronto-Dominion                100,000       5.78             10/09/2007       100,000
Bank, NY                        100,000       5.02              3/20/2008       100,000
---------------------------------------------------------------------------------------
UBS AG, Stanford                219,000       5.47             11/21/2007       219,000
---------------------------------------------------------------------------------------
UniCredito Italiano             100,000       5.385             3/20/2008       100,002
Bank, NY
---------------------------------------------------------------------------------------
Total Certificates of Deposit -- Yankee
(Cost -- $5,016,654) ....................................................     5,016,654
=======================================================================================
Commercial Paper -- 61.0%
=======================================================================================
APRECO, LLC                     100,000       5.90             10/29/2007        99,492
                                 50,000       6.15             11/07/2007        49,658
---------------------------------------------------------------------------------------
Allied Irish Banks North         33,500       5.26             10/09/2007        33,446
America, Inc.                   172,344       5.245            10/11/2007       172,018
                                125,000       5.66             11/06/2007       124,234
---------------------------------------------------------------------------------------
Amstel Funding Corp.            109,230       5.25             10/22/2007       108,848
                                104,955       5.90             11/20/2007       104,043
                                100,000       6.18             12/05/2007        98,833
                                 27,000       6.18             12/07/2007        26,676
---------------------------------------------------------------------------------------
Aquinas Funding LLC              49,310       5.25             10/22/2007        49,137
---------------------------------------------------------------------------------------
Aspen Funding Corp.              45,784       5.26             10/12/2007        45,690
---------------------------------------------------------------------------------------
Atlantic Asset                   45,000       5.25             10/18/2007        44,869
Securitization Corp.             28,947       6.05             11/19/2007        28,694
---------------------------------------------------------------------------------------
Atlantis One                     40,000       5.25             10/30/2007        39,813
Funding Corp.
---------------------------------------------------------------------------------------
Atlas Capital                   100,000       5.26             10/17/2007        99,722
Funding Corp.
---------------------------------------------------------------------------------------
Banco Bilbao Vizcaya            112,640       5.26             10/10/2007       112,443
Argentaria Puerto Rico           60,000       5.22             10/26/2007        59,756
---------------------------------------------------------------------------------------
Bank of America Corp.           125,000       5.185            11/28/2007       123,902
                                200,000       5.52             12/12/2007       197,700
                                100,000       5.32              2/07/2008        98,049
                                100,000       5.195             2/14/2008        97,994
---------------------------------------------------------------------------------------
Bank of Ireland                 148,000       5.425            11/16/2007       146,907
                                135,000       5.50             11/30/2007       133,701
---------------------------------------------------------------------------------------
Bavaria TRR Corp.                35,000       5.28             10/15/2007        34,913
                                 31,000       6.00             10/19/2007        30,892
                                 75,000       5.30             10/22/2007        74,735
---------------------------------------------------------------------------------------
Beethoven Funding Corp.          20,000       5.85             10/01/2007        19,990
                                 49,344       5.90             10/19/2007        49,174
                                 45,000       5.43             12/05/2007        44,538
---------------------------------------------------------------------------------------
Belmont Funding LLC              75,000       5.81             12/18/2007        74,020
---------------------------------------------------------------------------------------
CC (USA) Inc. (Centauri)         23,166       5.255            10/09/2007        23,129
                                 44,000       5.26             10/09/2007        43,929
                                 65,000       5.25             10/23/2007        64,763
                                 90,000       5.25             10/25/2007        89,646
---------------------------------------------------------------------------------------
CHARTA, LLC                      67,730       5.10              1/24/2008        66,598
---------------------------------------------------------------------------------------
CRC Funding, LLC                 40,000       5.25             10/16/2007        39,895
                                 99,500       5.76             11/15/2007        98,753
                                 54,151       5.49             12/04/2007        53,605
---------------------------------------------------------------------------------------
Chariot Funding LLC              46,347       5.45             10/15/2007        46,228
---------------------------------------------------------------------------------------
Ciesco, LLC                     100,000       5.53             10/12/2007        99,785
                                150,000       5.275            11/07/2007       149,108
---------------------------------------------------------------------------------------
Citigroup Funding Inc.          202,050       5.285             2/20/2008       197,749
                                100,000       5.36              3/11/2008        97,543
---------------------------------------------------------------------------------------
Concord Minutemen                58,398       5.255            10/02/2007        58,364
Capital Co., LLC                 64,982       5.255            10/09/2007        64,878
---------------------------------------------------------------------------------------
Curzon Funding Ltd.              55,000       5.25             10/18/2007        54,840
---------------------------------------------------------------------------------------
DEPFA Bank Plc                   65,218       5.245            10/22/2007        64,990
---------------------------------------------------------------------------------------
Dorada Finance Inc.              41,340       5.25             10/18/2007        41,219
---------------------------------------------------------------------------------------
Erasmus Capital Corp.            82,254       5.65             10/01/2007        82,215
                                 43,000       5.26             10/02/2007        42,975
                                100,000       6.30             10/10/2007        99,790
                                 26,000       6.00             10/16/2007        25,922
                                  4,970       5.93             12/18/2007         4,904
---------------------------------------------------------------------------------------
Falcon Asset                    126,229       5.70             10/16/2007       125,869
Securitization Corp.             41,578       6.10             11/14/2007        41,247
---------------------------------------------------------------------------------------
Five Finance Inc.                11,000       5.25             10/15/2007        10,973
---------------------------------------------------------------------------------------
Fountain Square                   7,088       5.255            10/11/2007         7,075
Commercial Funding Corp.         27,509       5.25             10/16/2007        27,437
                                 90,500       5.18             11/15/2007        89,875
---------------------------------------------------------------------------------------
General Electric                200,000       5.24             10/24/2007       199,243
Capital Corp.
---------------------------------------------------------------------------------------
Govco Inc.                       79,582       5.25             10/09/2007        79,454
                                 83,000       5.245            10/23/2007        82,698
                                 30,107       5.25             10/29/2007        29,971
---------------------------------------------------------------------------------------
Grampian Funding Ltd.           175,265       5.58             11/15/2007       173,961
                                131,080       5.185            11/19/2007       130,098
---------------------------------------------------------------------------------------


               WCMA MONEY FUND               SEPTEMBER 30, 2007               15

Schedule of Investments (continued)              Master Money LLC (in Thousands)

                                Face          Interest          Maturity
Issue                          Amount          Rate*              Date          Value
=======================================================================================
Commercial Paper (continued)
=======================================================================================
HBOS Treasury                $   33,200       5.245%           10/19/2007    $   33,098
Services Plc                     35,000       5.245            10/22/2007        34,878
                                 95,975       5.245            10/25/2007        95,597
                                125,000       5.69             12/06/2007       123,637
---------------------------------------------------------------------------------------
Hudson-Thames LLC                 7,216       5.26             10/16/2007         7,197
---------------------------------------------------------------------------------------
Irish Life & Permanent Plc       60,000       5.25             10/10/2007        59,895
                                 10,000       5.25             10/22/2007         9,965
                                 48,000       5.50              1/22/2008        47,149
---------------------------------------------------------------------------------------
Jupiter Securitization Corp.     15,000       5.70             10/12/2007        14,967
---------------------------------------------------------------------------------------
K2 (USA) LLC                     28,561       5.26             10/09/2007        28,515
                                 28,000       5.25             10/16/2007        27,927
---------------------------------------------------------------------------------------
Kitty Hawk Funding Corp.         33,069       5.60             12/14/2007        32,673
---------------------------------------------------------------------------------------
Lake Constance                   30,000       5.25             10/12/2007        29,939
Funding LLC
---------------------------------------------------------------------------------------
Lexington Parker                 71,847       5.25             10/25/2007        71,564
Capital Co., LLC                 31,000       5.28             11/05/2007        30,827
                                100,000       6.07             11/16/2007        99,174
---------------------------------------------------------------------------------------
Liberty Street                   12,000       5.30             10/15/2007        11,970
Funding Corp.                    25,000       5.25             10/16/2007        24,934
                                 54,993       5.27             10/18/2007        54,832
                                  8,000       5.26             10/24/2007         7,970
                                 74,000       6.20             12/11/2007        73,057
                                 95,000       6.20             12/14/2007        93,740
---------------------------------------------------------------------------------------
Lockhart Funding LLC            126,642       6.10             10/01/2007       126,578
---------------------------------------------------------------------------------------
Mont Blanc Capital Corp.         75,000       5.23             10/23/2007        74,728
---------------------------------------------------------------------------------------
Natixis                         158,000       5.138(a)          3/31/2008       157,973
---------------------------------------------------------------------------------------
Nieuw Amsterdam                  55,422       5.40             10/01/2007        55,397
Receivables Corp.
---------------------------------------------------------------------------------------
Old Line Funding, LLC           132,113       6.35             10/04/2007       131,973
                                  8,000       5.255            10/12/2007         7,983
                                 43,980       5.50             10/12/2007        43,887
                                 31,778       5.20             10/22/2007        31,668
                                 46,082       6.10             12/14/2007        45,481
---------------------------------------------------------------------------------------
Raiffeisen Zentralbank           41,000       5.25             10/03/2007        40,970
Oesterreich AG                   29,000       5.255            10/10/2007        28,949
                                150,000       5.25             10/23/2007       149,453
                                100,450       5.50             12/14/2007        99,268
                                140,000       5.56             12/28/2007       138,032
---------------------------------------------------------------------------------------
Ranger Funding Co. LLC           13,000       5.25             10/16/2007        12,966
                                272,031       5.80             11/19/2007       269,752
---------------------------------------------------------------------------------------
Regency Markets                   9,131       6.20             10/11/2007         9,111
No. 1 LLC                        80,169       6.05             10/12/2007        79,980
                                104,119       5.26             10/15/2007       103,860
---------------------------------------------------------------------------------------
Sedna Finance Inc.               50,000       5.25             10/25/2007        49,803
---------------------------------------------------------------------------------------
Simba Funding Corp.              14,825       6.00             10/03/2007        14,813
                                 75,351       5.27             10/25/2007        75,053
---------------------------------------------------------------------------------------
Skandinaviska Enskilda          250,000       5.52             12/03/2007       247,470
Banken AB                       102,996       5.60             12/06/2007       101,890
                                150,000       5.32              3/13/2008       146,298
                                100,000       4.90              3/20/2008        97,632
---------------------------------------------------------------------------------------
Societe Generale                 11,000       5.47             10/09/2007        10,982
                                 95,958       5.245            10/17/2007        95,690
                                 66,000       5.245            10/23/2007        65,760
                                 43,000       5.45             11/07/2007        42,740
                                430,000       5.13              2/05/2008       422,034
                                282,000       5.165             2/08/2008       276,619
---------------------------------------------------------------------------------------
Swedbank Mortgage AB            128,584       5.25             10/12/2007       128,321
---------------------------------------------------------------------------------------
Thames Asset Global              75,674       6.00             10/05/2007        75,586
Securitization No. 1, Inc.       85,164       5.20             10/19/2007        84,906
                                 20,000       5.25             10/26/2007        19,918
---------------------------------------------------------------------------------------
Thunder Bay Funding LLC          86,898       6.33             10/12/2007        86,683
                                 14,877       5.65             10/18/2007        14,830
                                 58,172       5.25             10/22/2007        57,968
---------------------------------------------------------------------------------------
Tulip Funding Corp.              25,000       6.35             10/02/2007        24,982
                                106,455       5.28             10/15/2007       106,190
---------------------------------------------------------------------------------------
UBS Americas, Inc.              100,000       5.33              2/19/2008        97,868
---------------------------------------------------------------------------------------
UBS Finance                     100,000       5.165            10/10/2007        99,827
(Delaware), LLC                  35,000       5.25             10/12/2007        34,929
                                 59,000       5.245            10/24/2007        58,777
                                140,000       5.41              1/14/2008       137,728
                                100,250       5.31              3/13/2008        97,781
                                148,000       5.23              3/18/2008       144,302
---------------------------------------------------------------------------------------
UniCredito Italiano              95,205       5.245             3/20/2008        92,791
Bank (Ireland) Plc
---------------------------------------------------------------------------------------
Vetra Finance Inc.               50,000       5.26             10/19/2007        49,846
                                 20,000       5.27             10/25/2007        19,921
---------------------------------------------------------------------------------------
Victory Receivables Corp.       150,000       6.30             10/04/2007       149,843
                                100,000       5.45             10/12/2007        99,788
                                 30,000       5.23             12/19/2007        29,643
---------------------------------------------------------------------------------------
Yorktown Capital, LLC            89,395       5.25             10/26/2007        89,030
                                 90,000       5.75             11/14/2007        89,324
                                 75,000       6.10             12/07/2007        74,110
                                 56,832       6.00             12/14/2007        56,103
---------------------------------------------------------------------------------------
Zela Finance Inc.                29,000       5.26             10/19/2007        28,911
---------------------------------------------------------------------------------------
Total Commercial Paper (Cost -- $11,350,820) ............................    11,350,820
=======================================================================================
Corporate Notes -- 6.1%
=======================================================================================
ASIF Global Financing            54,000       5.156(a)          9/22/2008        54,000
---------------------------------------------------------------------------------------
Arkle Master Issuer Plc          46,400       5.733(a)         11/19/2007        46,400
Series 2006-1A Class 1A
---------------------------------------------------------------------------------------
Bank of Ireland                  43,300       5.496(a)          9/19/2008        43,300
---------------------------------------------------------------------------------------
Citigroup Funding Inc.          110,000       5.50(a)           8/13/2008       110,000
---------------------------------------------------------------------------------------
Cullinan Finance Corp.          117,765       5.111(a)          6/25/2008       117,756
---------------------------------------------------------------------------------------
General Electric                163,605       5.877(a)         10/17/2007       163,605
Capital Corp.
---------------------------------------------------------------------------------------
Goldman Sachs                   202,600       5.822(a)          9/12/2008       202,600
Group, Inc.
---------------------------------------------------------------------------------------
Metropolitan Life                50,500       5.853(a)          9/12/2008        50,500
Global Funding, Inc.
---------------------------------------------------------------------------------------
Morgan Stanley                   25,000       5.845             9/02/2008        24,955
---------------------------------------------------------------------------------------
Northern Rock Plc                91,000       5.813(a)          7/08/2008        91,000
---------------------------------------------------------------------------------------
Principal Life Insurance Co.     45,000       5.75(a)          12/07/2007        45,005
---------------------------------------------------------------------------------------
Royal Bank of Scotland          150,000       5.35(a)           9/26/2008       150,000
Group Plc
---------------------------------------------------------------------------------------
Westpac Banking Corp.            44,000       5.785            10/10/2008        44,000
---------------------------------------------------------------------------------------
Total Corporate Notes (Cost -- $1,143,121) ..............................     1,143,121
---------------------------------------------------------------------------------------


16               WCMA MONEY FUND               SEPTEMBER 30, 2007

Schedule of Investments (concluded)              Master Money LLC (in Thousands)

                                Face          Interest          Maturity
Issue                          Amount          Rate*              Date          Value
=======================================================================================
Funding Agreements -- 4.8%
=======================================================================================
Genworth Life                $   50,000       5.81 %(a)        11/01/2007    $   50,000
Insurance Co. (b)                90,000       5.80(a)          12/03/2007        90,000
                                 75,000       5.824(a)         10/10/2008        75,000
---------------------------------------------------------------------------------------
ING USA Annuity and              50,000       5.386(a)         10/21/2008        50,000
Life Insurance Co. (b)
---------------------------------------------------------------------------------------
Jackson National Life            55,000       5.78(a)           5/01/2008        55,000
Insurance Co. (b)
---------------------------------------------------------------------------------------
MetLife Insurance Co.            70,000       5.399(a)          3/03/2008        70,000
of Connecticut (b)               25,000       5.409(a)          5/01/2008        25,000
                                 25,000       5.622(a)          9/17/2008        25,000
---------------------------------------------------------------------------------------
Metropolitan Life               100,000       5.40(a)           2/01/2008       100,000
Insurance Co. (b)               165,000       5.32(a)           4/01/2008       165,000
---------------------------------------------------------------------------------------
New York Life                   194,000       5.773(a)          4/14/2008       194,000
Insurance Co. (b)
---------------------------------------------------------------------------------------
Total Funding Agreements (Cost -- $899,000) .............................       899,000
=======================================================================================
Secured Liquidity Notes -- 0.9%
=======================================================================================
Concord Minutemen                54,000       5.30             10/19/2007        53,833
Capital Co., LLC
---------------------------------------------------------------------------------------
Foxboro Funding Ltd.            109,000       5.30             10/12/2007       108,775
---------------------------------------------------------------------------------------
Total Secured Liquidity Notes (Cost -- $162,608) ........................       162,608
=======================================================================================
U.S. Government, Agency & Instrumentality Obligations -- Non-Discount -- 2.0%
=======================================================================================
Federal Farm                    102,000       4.75(a)          10/05/2007       102,000
Credit Banks                     35,000       4.75(a)          10/26/2007        35,000
---------------------------------------------------------------------------------------
Freddie Mac                      25,000       4.625            10/05/2007        25,000
                                100,000       4.705            10/11/2007       100,000
                                100,000       4.725            10/19/2007       100,000
---------------------------------------------------------------------------------------
Total U.S. Government, Agency & Instrumentality
Obligations -- Non-Discount (Cost -- $362,000) ..........................       362,000
---------------------------------------------------------------------------------------

Face
Amount                            Issue
=======================================================================================
Repurchase Agreements -- 0.3%
=======================================================================================
$51,617    UBS Securities LLC, purchased on 9/28/2007 to yield 4.90% to
           10/01/2007, repurchase price $51,638, collateralized by
           Resolution Funding Corporation Stripped Interest Payment due
           10/15/2010 to 4/15/2028 and Resolution Funding Corporation
           Stripped Principal, 9.375% due 10/15/2020 ....................        51,617
---------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost -- $51,617) ...........................        51,617
---------------------------------------------------------------------------------------
Total Investments
(Cost -- $18,985,820**) -- 102.0% .......................................    18,985,820

Liabilities in Excess of Other Assets -- (2.0%) .........................      (369,217)
                                                                           ------------
Net Assets -- 100.0% ....................................................  $ 18,616,603
                                                                           ============

* Commercial Paper and certain U.S. Government, Agency and Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest rates shown, payable at fixed dates through maturity. Interest rates on variable rate securities are adjustable periodically based upon appropriate indexes. The interest rates shown are the rates in effect at September 30, 2007.
** The cost and unrealized appreciation (depreciation) of investments as of September 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost ..........................................    $ 18,985,980
                                                                   ============
      Gross unrealized appreciation ...........................              --
      Gross unrealized depreciation ...........................    $       (160)
                                                                   ------------
      Net unrealized depreciation .............................    $       (160)
                                                                   ============

(a)   Floating rate security.
(b) Restricted securities as to resale, representing 4.8% of net assets, were as follows:

      --------------------------------------------------------------------------
                                             Acquisition
      Issue                                      Date         Cost        Value
      --------------------------------------------------------------------------
      Genworth Life Insurance Co.:
        5.81% due 11/01/2007                  11/01/2006    $ 50,000    $ 50,000
        5.80% due 12/03/2007                  12/01/2006      90,000      90,000
        5.824% due 10/10/2008                  9/10/2007      75,000      75,000
      ING USA Annuity and Life Insurance
        Co., 5.386% due 10/21/2008             9/24/2007      50,000      50,000
      Jackson National Life Insurance
        Co., 5.78% due 5/01/2008               5/01/2007      55,000      55,000
      MetLife Insurance Co. of Connecticut:
        5.399% due 3/03/2008                   3/01/2007      70,000      70,000
        5.409% due 5/01/2008                   5/01/2007      25,000      25,000
        5.622% due 9/17/2008                   9/17/2007      25,000      25,000
      Metropolitan Life Insurance Co.:
        5.40% due 2/01/2008                    2/01/2007     100,000     100,000
        5.32% due 4/01/2008                    4/02/2007     165,000     165,000
      New York Life Insurance Co.,
        5.773% due 4/14/2008                   5/21/2007     194,000     194,000
      --------------------------------------------------------------------------
      Total                                                 $899,000    $899,000
                                                            ====================

o Investments in companies considered to be an affiliate of the Master LLC, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                            Net         Interest
      Affiliate                                          Activity        Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Money Market Series                                 --            $18
      --------------------------------------------------------------------------

      See Notes to Financial Statements.


               WCMA MONEY FUND               SEPTEMBER 30, 2007               17

Statement of Assets and Liabilities                             Master Money LLC

As of September 30, 2007 (Unaudited)
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investments in unaffiliated securities, at value (identified cost -- $18,985,820,186) ..                          $  18,985,820,186
Cash ...................................................................................                                      5,941
Receivables:
   Interest ............................................................................    $      52,122,747
   Contributions .......................................................................            5,524,827
   Securities lending ..................................................................                2,868            57,650,442
                                                                                            -----------------
Prepaid expenses .......................................................................                                     78,116
                                                                                                                  -----------------
Total assets ...........................................................................                             19,043,554,685
                                                                                                                  -----------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Payables:
   Securities purchased ................................................................          424,686,706
   Investment adviser ..................................................................            1,840,543
   Other affiliates ....................................................................              156,365           426,683,614
                                                                                            -----------------
Accrued expenses .......................................................................                                    268,252
                                                                                                                  -----------------
Total liabilities ......................................................................                                426,951,866
                                                                                                                  -----------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets .............................................................................                          $  18,616,602,819
                                                                                                                  =================
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Investors' capital .....................................................................                          $  18,616,602,819
                                                                                                                  -----------------
Net assets .............................................................................                          $  18,616,602,819
                                                                                                                  =================

See Notes to Financial Statements.


18               WCMA MONEY FUND               SEPTEMBER 30, 2007

Statement of Operations                                         Master Money LLC

For the Six Months Ended September 30, 2007 (Unaudited)
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Interest ...............................................................................                          $     484,625,299
Securities lending -- net ..............................................................                                     18,457
                                                                                                                  -----------------
Total income ...........................................................................                                484,643,756
                                                                                                                  -----------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Investment advisory fees ...............................................................    $      11,692,572
Accounting services ....................................................................              747,372
Custodian fees .........................................................................              191,469
Professional fees ......................................................................               70,273
Directors' fees and expenses ...........................................................               38,245
Pricing fees ...........................................................................               24,724
Printing and shareholder reports .......................................................                2,164
Other ..................................................................................              129,290
                                                                                            -----------------
Total expenses .........................................................................                                 12,896,109
                                                                                                                  -----------------
Investment income -- net ...............................................................                                471,747,647
                                                                                                                  -----------------
===================================================================================================================================
Realized & Unrealized Gain -- Net
-----------------------------------------------------------------------------------------------------------------------------------
Realized gain on investments -- net ....................................................                                    108,805
Change in unrealized depreciation on investments -- net ................................                                  1,010,466
                                                                                                                  -----------------
Total realized and unrealized gain -- net ..............................................                                  1,119,271
                                                                                                                  -----------------
Net Increase in Net Assets Resulting from Operations ...................................                          $     472,866,918
                                                                                                                  =================

See Notes to Financial Statements.


               WCMA MONEY FUND               SEPTEMBER 30, 2007               19

Statements of Changes in Net Assets                             Master Money LLC

                                                                                               For the Six
                                                                                              Months Ended             For the
                                                                                              September 30,          Year Ended
                                                                                                  2007                March 31,
Increase (Decrease) in Net Assets:                                                             (Unaudited)              2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Investment income -- net ...............................................................    $     471,747,647     $     833,261,208
Realized gain -- net ...................................................................              108,805                19,471
Change in unrealized depreciation -- net ...............................................            1,010,466            12,256,965
                                                                                            ---------------------------------------
Net increase in net assets resulting from operations ...................................          472,866,918           845,537,644
                                                                                            ---------------------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from contributions ............................................................       73,020,799,547       138,335,424,101
Fair value of withdrawals ..............................................................      (72,420,617,488)     (136,871,819,806)
                                                                                            ---------------------------------------
Net increase in net assets derived from capital transactions ...........................          600,182,059         1,463,604,295
                                                                                            ---------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets ...........................................................        1,073,048,977         2,309,141,939
Beginning of period ....................................................................       17,543,553,842        15,234,411,903
                                                                                            ---------------------------------------
End of period ..........................................................................    $  18,616,602,819     $  17,543,553,842
                                                                                            =======================================

See Notes to Financial Statements.

Financial Highlights                                            Master Money LLC

                                                   For the Six                                                        For the Period
                                                  Months Ended                     For the Year Ended                  February 13,
The following per share data and ratios           September 30,                        March 31,                         2003+ to
have been derived from information                   2007       ------------------------------------------------------   March 31,
provided in the financial statements.             (Unaudited)      2007            2006          2005          2004        2003
====================================================================================================================================
Total Investment Return
------------------------------------------------------------------------------------------------------------------------------------
Total investment return .........................        2.66%**       5.11%         3.59%         1.64%         1.06%         .90%*
                                                  ==================================================================================
====================================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Expenses ........................................         .14%*         .14%          .15%          .15%          .15%         .21%*
                                                  ==================================================================================
Investment income and realized gain (loss) -- net        5.23%*        5.05%         3.54%         1.60%         1.08%        1.25%*
                                                  ==================================================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) ........ $18,616,603   $17,543,554   $15,234,412   $15,428,904   $19,286,860   $23,129,013
                                                  ==================================================================================

*     Annualized.
**    Aggregate total investment return.
+     Commencement of operations.

      See Notes to Financial Statements.


20               WCMA MONEY FUND               SEPTEMBER 30, 2007

Notes to Financial Statements (Unaudited)                       Master Money LLC

1. Significant Accounting Policies:

Master Money LLC (the "Master LLC") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware limited liability company. Prior to June 15, 2007, the Master LLC was organized as a Delaware statutory trust (the "Trust"). The Limited Liability Company Agreement permits the Directors (and prior to June 15, 2007, the Declaration of Trust permitted the Trustees) to issue non-transferable interests in the Master LLC/Trust, subject to certain limitations. Throughout this report, the Trust and the Master LLC are referred to as the Master LLC and the Board of Directors of the Master LLC and the Board of Trustees of the Trust are referred to as the Board of Directors. The Master LLC's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Master LLC.

(a) Valuation of investments -- Portfolio securities may be valued at amortized cost, which approximates market value. Other investments and assets for which market value quotations are not available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

(b) Repurchase agreements -- The Master LLC may invest in U.S. government and agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Master LLC's custodian. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Master LLC may be delayed or limited.

(c) Income taxes -- The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC's assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(e) Securities lending -- The Master LLC may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Master LLC and any additional required collateral is delivered to the Master LLC on the next business day. Where the Master LLC receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Master LLC typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Master LLC receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Master LLC may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Master LLC could experience delays and costs in gaining access to the collateral. The Master LLC also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(f) Recent accounting pronouncements -- Effective September 30, 2007, the Master LLC implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Master LLC, and has determined that the adoption of FIN 48 does not have a material impact on the Master LLC's financial statements. The Master LLC files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Master LLC's tax returns remains open for the years ended March 31, 2004 through March 31, 2007.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Master LLC's financial statements, if any, has not been determined.

In addition, in February 2007, FASB Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the


               WCMA MONEY FUND               SEPTEMBER 30, 2007               21

Notes to Financial Statements (concluded)                       Master Money LLC

beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Master LLC's financial statements, if any, has not been determined.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Master LLC has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc. Merrill Lynch & Co., Inc. and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Master LLC's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master LLC. For such services, the Master LLC pays a monthly fee based upon the average daily value of the Master LLC's net assets at the following annual rates: .25% of the Master LLC's average daily net assets not exceeding $500 million; .175% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and .125% of the average daily net assets in excess of $1 billion. In addition, the Manager has entered into a Sub-Advisory Agreement with BlackRock Institutional Management Corporation, an affiliate of the Manager, under which the Manager pays the Sub-Adviser for services it provides a monthly fee at an annual rate that is a percentage of the management fee paid by the Master LLC to the Manager.

The Master LLC has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, or its affiliates. Pursuant to that order, the Master LLC has retained BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Master LLC, invest cash collateral received by the Master LLC for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. For the six months ended September 30, 2007, BIM received $4,962 in securities lending agent fees.

For the six months ended September 30, 2007, the Master LLC reimbursed the Manager $158,441 for certain accounting services.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

Proxy Results

During the six-month period ended September 30, 2007, the shareholders of Master Money LLC voted on the following proposal, which was approved at a special shareholders' meeting on September 7, 2007. This proposal was a part of the reorganization of the Master LLC's Board of Directors to take effect on or about November 1, 2007. A description of the proposal and number of shares voted are as follows:

------------------------------------------------------------------------------------------------------------------
                                                                                Shares Voted       Shares Withheld
                                                                                    For              From Voting
------------------------------------------------------------------------------------------------------------------
To elect the Master LLC's Board of Directors:      David O. Beim               15,317,606,685        12,707,702
                                                   Richard S. Davis            15,317,562,343        12,752,044
                                                   Ronald W. Forbes            15,317,428,700        12,885,687
                                                   Henry Gabbay                15,317,833,948        12,480,439
                                                   Dr. Matina Horner           15,316,901,746        13,412,641
                                                   Rodney D. Johnson           15,317,743,965        12,570,422
                                                   Herbert I. London           15,317,457,824        12,856,563
                                                   Cynthia A. Montgomery       15,317,708,242        12,606,145
                                                   Joseph P. Platt, Jr.        15,317,355,570        12,958,817
                                                   Robert C. Robb, Jr.         15,317,836,861        12,477,526
                                                   Toby Rosenblatt             15,317,444,054        12,870,333
                                                   Kenneth L. Urish            15,317,969,912        12,344,475
                                                   Frederick W. Winter         15,317,567,570        12,746,817


22               WCMA MONEY FUND               SEPTEMBER 30, 2007

Officers and Directors as of September 30, 2007

Robert C. Doll, Jr., Fund President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Jean Margo Reid, Director
Roscoe S. Suddarth, Director
Richard R. West, Director
Donald C. Burke, Vice President and Treasurer
Karen Clark, Chief Compliance Officer
Howard Surloff, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210*

*     For inquiries regarding your WCMA account, call 800-262-4636.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund's Web site. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisers, banks or brokerages may offer this service.


               WCMA MONEY FUND               SEPTEMBER 30, 2007               23

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call 1-800-882-0052. The Fund's current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

WCMA Money Fund
P.O. Box 9011
Princeton, NJ 08543-9011

                                                                  #WCMAM -- 9/07

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available.
            Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's
            Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WCMA Money Fund and Master Money LLC


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke,
    Chief Executive Officer of
    WCMA Money Fund and Master Money LLC

Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    WCMA Money Fund and Master Money LLC

Date: November 20, 2007


By: /s/ Neal J. Andrews
    -----------------------------------
    Neal J. Andrews,
    Chief Financial Officer (principal financial officer) of
    WCMA Money Fund and Master Money LLC

Date: November 20, 2007